Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Related Party [Abstract]
Salaries and benefits	$ 990	$ 1,230	$ 1,958	$ 2,438
Share-based compensation	1,279	1,025	2,368	1,087
Compensation expense	$ 2,269	$ 2,255	$ 4,326	$ 3,525